Concentration of risk (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Concentration Risk [Line Items]
Deposit Assets	$ 4,775,861		$ 3,521,677
CDIC insured limit	4,473,221		3,232,446
Cash balance	5,242,616	$ 6,159,651	4,693,725
Credit Risk [Member]
Concentration Risk [Line Items]
Cash balance	$ 466,756		$ 1,172,048
Revenue Benchmark [Member] | First Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	73.80%	100.00%
Revenue Benchmark [Member] | Second Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%
Accounts Receivable [Member] | First Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	64.90%	52.30%
Accounts Receivable [Member] | Second Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	29.40%	46.80%
Total Purchases [Member] | First Vendors [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	42.70%
Total Purchases [Member] | Second Vendors [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.90%
Total Purchases [Member] | Third Vendors [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%
Total Purchases [Member] | Vendor [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Accounts Payable [Member] | First Vendors [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	41.70%
Accounts Payable [Member] | Second Vendors [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.60%
Accounts Payable [Member] | Third Vendors [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.70%
Accounts Payable [Member] | Frist Vendor [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		36.90%
Accounts Payable [Member] | Second Vendor [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		30.00%